BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES - Opening and closing balances of the Company's contract balances (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Oct. 01, 2024	Oct. 01, 2023	Oct. 01, 2022
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Changes in Contract assets		$ (129,205)	$ 115,286
Change in contract liabilities		(46,500)	$ (17,650)	$ 17,650	$ 293,122
Revenue recognized in contract liabilities	$ 0	21,885		40,035	345,480
Accounts Receivable
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Contract assets	199,047	199,047		328,252		$ 328,252	$ 212,966
Contract liabilities
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Contract liabilities	$ 206,285	$ 206,285		$ 252,785	$ 270,435	$ 252,785	$ 270,435	$ 563,557